SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2020
SOFTWARE DEVELOPMENT COSTS [Abstract]
SOFTWARE DEVELOPMENT COSTS

NOTE 6 – SOFTWARE DEVELOPMENT COSTS

In 2018, the Company capitalized $60,000, relating to the development of new software products. These software products were developed by a third party and had passed the preliminary project stage prior to capitalization.

	December 31,	December 31,
	2020	2019
Software development costs	$60,000	$60,000
Less: Accumulated amortization	(60,000)	(40,000)
	$—	$20,000

Amortization of software development costs in 2020 and 2019 was $20,000 and $20,000, respectively.